Provision for Site Reclamation and Closure (Tables)	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Disclosure of other provisions
	December 31, 2019	December 31, 2018

Opening balance	$1,891	$1,662
Accretion	40	39
Change in estimate	203	190
Closing balance	$2,134	$1,891